Leases - Sale-leaseback transaction (Details 4) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2014
Sale-leaseback transaction
Sale-leaseback transaction gain	$ 10,300,000	$ 10,334,000
Sale-leaseback transaction, deferred gain
Sale-leaseback transaction gain, deferred	4,500,000	4,500,000
Amortization period of deferred gain on sale	6 years
Accrued Liabilities [Member]
Sale-leaseback transaction, deferred gain
Sale-leaseback transaction gain, recorded			764,625
Other Noncurrent Liabilities [Member]
Sale-leaseback transaction, deferred gain
Sale-leaseback transaction gain, recorded			$ 2,250,237